UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04992

MFS HIGH YIELD MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 29, 2016

MFS® HIGH YIELD MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 150.6%
Alabama - 1.6%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 9/01/37	$65,000	$73,575
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/30	85,000	86,056
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/35	95,000	96,647
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/45	130,000	131,443
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/50	135,000	138,098
Birmingham, AL, Waterworks Board Water Rev., “A”, 5.125%, 1/01/34 (Prerefunded 1/01/19)	220,000	246,653
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 1/01/34	375,000	412,965
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/29	60,000	64,988
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/25	10,000	7,036
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/26	105,000	69,902
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/29	150,000	81,210
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/34	210,000	80,611
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/35	400,000	141,612
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/16	50,000	51,143
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/17	65,000	68,574
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/18	70,000	75,705
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	75,000	83,582
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/23	115,000	129,019
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/39	175,000	191,046

		$2,229,865
Arizona - 2.5%
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/35	$35,000	$36,784
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/35	100,000	105,018
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/45	165,000	169,955
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/46	90,000	92,682
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/35	155,000	159,655
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/45	170,000	171,885
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/42	135,000	142,704
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/33	65,000	67,061
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/43	125,000	127,165
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/34	350,000	387,135
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/44	220,000	237,888
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/34	115,000	129,052
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/44	180,000	202,885
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/34	345,000	347,218
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/41	260,000	262,829
Surprise, AZ, Municipal Property Corp., 4.9%, 4/01/32	700,000	712,012
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/42	90,000	97,901
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/46	70,000	76,026

		$3,525,855
Arkansas - 0.7%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/35	$30,000	$34,087
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/33	50,000	57,020
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/46	485,000	135,805
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/39	505,000	572,261
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/42	125,000	141,234

		$940,407
California - 13.6%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/29	$2,195,000	$1,545,697
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/31	275,000	176,396

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/32	$280,000	$173,942
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/33	560,000	335,630
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 12/01/35	1,010,000	1,176,468
California Educational Facilities Authority Rev., 5%, 2/01/26	235,000	241,493
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/31	145,000	162,881
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 10/01/38	1,270,000	1,410,437
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/39	185,000	211,485
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/31	660,000	796,508
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	1,340,000	1,371,932
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 8/01/42	35,000	35,919
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.8%, 8/01/36	50,000	50,052
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/34	155,000	225,649
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	335,000	467,503
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/28	100,000	108,200
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/35	35,000	39,035
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/23 (Put Date 12/01/17)	135,000	144,167
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/45	420,000	457,535
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	275,000	281,355
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/33	1,025,000	1,219,381
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/30	35,000	38,767
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/45	100,000	107,160
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/44	115,000	123,487
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/38 (a)(d)	50,491	379
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/44	40,000	41,190
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.375%, 11/01/49	55,000	56,483
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/39	215,000	237,906
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/33	100,000	110,165
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 7/01/41	625,000	656,463
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	735,000	754,125
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/33	110,000	114,257
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/34	195,000	216,955
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/44	295,000	318,824
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/20	125,000	125,824
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/34	245,000	282,608
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/36	90,000	107,780
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/37	100,000	119,387
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/41	210,000	247,265
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	300,000	288,009
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/42	170,000	189,678
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/36	50,000	54,002
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/35	30,000	33,793
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/34	35,000	40,280
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/44	65,000	73,904
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/20	35,000	35,084
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-3”, CALHF, 2.5%, 11/15/20	55,000	55,108
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/34	165,000	185,635
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	890,000	996,302
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	25,000	27,695
State of California, 5.25%, 10/01/28	335,000	399,920

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
State of California, 5.25%, 9/01/30	$790,000	$937,714
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/29	105,000	105,276
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/44	335,000	376,105
Yorba Linda, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, “A”, NATL, 0%, 9/01/24	1,325,000	929,633

		$19,018,828
Colorado - 4.1%
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/30	$40,000	$45,355
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/34	35,000	39,333
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/31	65,000	74,565
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/38	75,000	83,238
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/43	375,000	449,183
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 1/01/37	475,000	481,056
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/35	150,000	164,787
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/43	100,000	116,147
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	630,000	710,004
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	300,000	336,942
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/32	475,000	496,632
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/45	100,000	111,073
E-470 Public Highway Authority, CO, Capital Appreciation, “B”, NATL, 0%, 9/01/18	1,500,000	1,443,675
Park Creek Metropolitan District of Columbia Rev. (Senior Limited Property Tax Supported), “A”, 5%, 12/01/45	370,000	410,667
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/38	15,000	20,423
Salida, CO, Hospital District Rev., 5.25%, 10/01/36	684,000	686,722

		$5,669,802
Connecticut - 0.5%
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/45 (n)	$395,000	$390,098
Mohegan Tribe Indians, CT, Gaming Authority Rev., “C”, 4.75%, 2/01/20 (n)	330,000	330,818

		$720,916
Delaware - 0.7%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4.625%, 9/01/34	$85,000	$88,549
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/44	95,000	100,319
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/49	110,000	115,357
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 6/01/28	665,000	665,399

		$969,624
District of Columbia - 1.9%
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 6/01/37	$655,000	$663,515
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/33	45,000	52,413
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/43	110,000	127,348
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/25	65,000	66,136
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/35	65,000	65,723
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/39	40,000	40,516
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/30	130,000	131,888
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/35	670,000	674,080
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/45	775,000	760,872

		$2,582,491
Florida - 8.5%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/34	$65,000	$71,859
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/44	170,000	189,030
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/49	115,000	127,461
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/30	85,000	90,732
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/33	40,000	42,469
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/34	60,000	64,169

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/39	$540,000	$588,476
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/39	210,000	213,022
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.375%, 2/01/35	90,000	91,463
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.625%, 2/01/45	180,000	182,320
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 7/15/32 (d)(q)	600,000	120,012
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/43	335,000	371,632
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/44	485,000	575,559
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.5%, 5/15/49	100,000	102,006
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/22	140,000	140,270
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/35	135,000	150,094
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/46	185,000	202,327
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	65,000	73,366
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/32	115,000	118,259
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/43	240,000	245,815
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 8.5%, 6/15/44	445,000	517,014
Florida State University Board of Governors, System Improvement Rev., 6.25%, 7/01/30	1,000,000	1,126,090
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/38	305,000	315,834
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 5/01/37	365,000	362,241
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/33	170,000	191,580
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/34	150,000	168,800
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/35	205,000	229,705
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/35	100,000	102,341
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/45	155,000	157,489
Main Street Community Development District, FL, “A”, 6.8%, 5/01/38	280,000	283,119
Marshall Creek, FL, Community Development District Rev. (St. John’s County), “A”, 5%, 5/01/32	80,000	82,610
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/44	195,000	208,845
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/40 (Prerefunded 10/01/21)	445,000	587,275
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/29	175,000	187,047
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/49	115,000	140,662
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 11/01/45	105,000	127,637
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/46	100,000	102,399
Pompano Beach, FL (John Knox Village Project), 5%, 9/01/44	190,000	204,579
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 10/01/27 (n)	280,000	292,093
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/29	85,000	96,227
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/39	125,000	141,155
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/45	610,000	683,096
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/26	20,000	23,399
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/29	20,000	22,940
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/34	40,000	45,152
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/44	125,000	140,515
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/40	335,000	371,622
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/44	130,000	143,458
Tampa, FL (University of Tampa Project), 5%, 4/01/40	80,000	90,000
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/35	170,000	170,714
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/45	310,000	310,744
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/16	100,000	100,263
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 5/01/37 (a)(d)	960,000	336,000

		$11,822,986
Georgia - 2.6%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/33	$95,000	$105,010
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/43	95,000	104,538

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Georgia - continued
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.4%, 1/01/20	$415,000	$416,602
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/22 (Prerefunded 11/01/19)	370,000	439,286
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/29	200,000	247,204
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/30	45,000	50,390
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/33	80,000	88,241
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/38	90,000	97,931
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	15,000	17,676
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	660,000	761,666
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/28	335,000	411,752
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., 5.625%, 8/01/34 (Prerefunded 8/01/18)	150,000	167,538
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/34	20,000	21,775
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	265,000	275,489
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 6/15/39	335,000	362,433

		$3,567,531
Guam - 0.4%
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/40	$295,000	$323,742
Guam Government, “A”, 7%, 11/15/39 (Prerefunded 11/15/19)	90,000	110,307
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	25,000	25,565
Guam International Airport Authority Rev., “C”, 5%, 10/01/17	45,000	47,591

		$507,205
Hawaii - 0.8%
Hawaii Department of Budget & Finance Special Purpose Rev. (Chaminade University), 5%, 1/01/30	$115,000	$120,774
Hawaii Department of Budget & Finance Special Purpose Rev. (Chaminade University), 5%, 1/01/45	110,000	111,167
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/44	140,000	172,882
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/39	390,000	442,607
State of Hawaii, “DZ”, 5%, 12/01/31	200,000	234,150

		$1,081,580
Idaho - 2.7%
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2/15/21	$2,750,000	$3,494,838
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B2”, 6%, 10/01/21	210,000	210,286
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B3”, 5.25%, 10/01/20	100,000	100,129

		$3,805,253
Illinois - 10.4%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 1/01/18	$105,000	$105,023
Bolingbrook, IL, Sales Tax Rev., 6.25%, 1/01/24	460,000	460,644
Chicago, IL, AGM, 5%, 1/01/22	55,000	55,533
Chicago, IL, AGM, 5%, 1/01/23	35,000	35,339
Chicago, IL, AGM, 5%, 1/01/25	5,000	5,048
Chicago, IL (Modern Schools Program), “A”, AMBAC, 5%, 12/01/24	280,000	286,045
Chicago, IL (Modern Schools Program), “G”, AMBAC, 5%, 12/01/23	60,000	61,323
Chicago, IL, “A”, AGM, 5%, 1/01/17	5,000	5,020
Chicago, IL, “A”, AGM, 5%, 1/01/22	5,000	5,020
Chicago, IL, “A”, AGM, 5%, 1/01/27	20,000	20,335
Chicago, IL, “A”, AGM, 5%, 1/01/28	445,000	472,710
Chicago, IL, “A”, AGM, 4.75%, 1/01/30	55,000	55,068
Chicago, IL, “A”, AGM, 5%, 1/01/34	190,000	190,243
Chicago, IL, “A”, AGM, 5%, 1/01/37	325,000	329,063
Chicago, IL, “C”, NATL, 5%, 1/01/29	10,000	10,310

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Illinois - continued
Chicago, IL, “C”, NATL, 5%, 1/01/23	$40,000	$41,514
Chicago, IL, “D”, AMBAC, 5%, 12/01/22	285,000	291,284
Chicago, IL, Board of Education, AGM, 5%, 12/01/35	375,000	378,075
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/21	430,000	440,574
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/23	100,000	102,099
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/32	80,000	93,915
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/33	40,000	46,618
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/43	155,000	176,939
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/29	165,000	184,513
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/30	330,000	367,703
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/31	60,000	66,616
Chicago, IL, Wastewater Transmission Rev., “C”, 5%, 1/01/35	30,000	33,035
Chicago, IL, Wastewater Transmission Rev., “C”, 5%, 1/01/39	45,000	48,704
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/36	250,000	251,180
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2/15/45	850,000	909,747
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/33	200,000	205,144
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/43	215,000	220,917
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.5%, 5/15/27	30,000	32,366
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/42	210,000	222,283
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/34	485,000	584,124
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/43	200,000	238,380
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	670,000	740,417
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/38 (Prerefunded 8/15/19)	485,000	585,104
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/35	420,000	471,803
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/35	1,000,000	1,004,360
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/31	240,000	274,020
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/31	615,000	706,051
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,365,000	1,632,663
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/34	190,000	191,549
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/42	130,000	143,467
State of Illinois, NATL, 5%, 1/01/19	105,000	105,653
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 4/01/29 (Prerefunded 4/01/19)	1,380,000	1,558,793

		$14,446,334
Indiana - 4.0%
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/18	$230,000	$252,788
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/41	275,000	317,875
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/34	205,000	233,458
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/40	305,000	341,353
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/30	40,000	44,470
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/39	100,000	107,500
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/35	180,000	197,822
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	460,000	499,335
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	125,000	134,854
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/48	85,000	91,306
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 5/15/41	660,000	724,825
Indiana Health & Educational Facility Authority Hospital Rev. (Community Foundation), 5.5%, 3/01/37 (Prerefunded 3/01/17)	490,000	514,618
Indiana Health & Educational Facility Authority Hospital Rev. (Community Foundation), 5.5%, 3/01/37	455,000	470,916
Indiana Municipal Power Agency, Power Supply System Rev., “A”, 5%, 1/01/36	260,000	303,654
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/28	300,000	346,803
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/34	260,000	317,278
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	605,000	742,976

		$5,641,831

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Iowa - 0.7%
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 12/01/19	$205,000	$213,305
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/19	175,000	183,264
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/20	35,000	36,648
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/25	130,000	140,442
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/26	130,000	140,478
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/27	20,000	21,485
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/28	250,000	268,468

		$1,004,090
Kansas - 0.8%
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 9/01/30	$320,000	$335,555
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/38	200,000	213,736
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/42	100,000	105,886
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/43	170,000	185,548
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-B2”, 3.375%, 11/15/20	35,000	35,013
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/44	200,000	225,986

		$1,101,724
Kentucky - 3.1%
Kentucky Counties Single Family Mortgage Rev., “A”, NATL, 9%, 9/01/16	$5,000	$5,025
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/42	180,000	182,794
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/45	80,000	81,702
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 8/15/24	300,000	329,148
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/27	100,000	109,494
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	570,000	654,890
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2/01/37 (Prerefunded 2/01/18)	1,315,000	1,452,562
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	1,265,000	1,286,973
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/39	205,000	231,043

		$4,333,631
Louisiana - 3.2%
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2/01/27	$1,000,000	$1,004,390
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	300,000	340,812
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	185,000	211,063
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/45	420,000	426,392
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/35	100,000	101,385
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/45	315,000	320,002
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/34	605,000	657,163
New Orleans LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/40	240,000	265,042
New Orleans LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/45	105,000	115,455
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/40	50,000	56,136
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/40	60,000	67,698
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/45	165,000	184,691
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/45	80,000	89,701
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/40 (Put Date 6/01/22)	605,000	650,696

		$4,490,626
Maine - 0.3%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 1/01/25 (Put Date 2/01/17)	$360,000	$368,611

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Maryland - 0.7%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/40	$140,000	$148,172
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 7/01/39 (Prerefunded 7/01/19)	735,000	878,252

		$1,026,424
Massachusetts - 5.3%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/36	$300,000	$351,204
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/37	695,000	719,617
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/31	130,267	126,888
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/39	31,732	30,779
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/46	8,656	7,439
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/56	43,059	249
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/33	100,000	108,107
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	100,000	108,340
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 4/01/37	580,000	673,890
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/32	445,000	538,495
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/36	110,000	125,642
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/27	410,000	411,337
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	705,000	707,305
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	85,000	98,269
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/30	150,000	158,835
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/31	105,000	110,270
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/30	215,000	226,161
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/22	25,000	28,396
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	725,000	833,525
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 7/01/39	455,000	508,585
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/41	40,000	43,976
Massachusetts Port Authority Special Facilities Rev. (Delta Air Lines Project, Inc.), “A”, AMBAC, 5%, 1/01/27	185,000	185,566
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 8/15/32	840,000	891,274
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 10/15/32	390,000	456,417

		$7,450,566
Michigan - 3.6%
Detroit, MI, Sewage Disposal System Rev., “B”, NATL, 5.5%, 7/01/22	$955,000	$1,161,328
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/39	580,000	641,741
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/23	15,000	15,156
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/25	15,000	15,137
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/36	30,000	32,553
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/41	40,000	43,221
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), 5%, 11/01/44	580,000	652,355
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/33	100,000	115,752
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/33	60,000	68,709
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/34	140,000	159,713
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/34	60,000	68,449
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/35	95,000	107,967
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/35	1,000,000	1,138,380
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 9/01/39 (Prerefunded 9/01/18)	485,000	575,651
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	40,000	45,262
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	35,000	38,733
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	30,000	32,519

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Michigan - continued
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	$90,000	$96,863

		$5,009,489
Minnesota - 0.1%
Brooklyn Park, MN, Charter School Lease Rev. (Athlos Leadership Academic Project), “A”, 5.25%, 7/01/30	$20,000	$20,279
Brooklyn Park, MN, Charter School Lease Rev. (Athlos Leadership Academic Project), “A”, 5.5%, 7/01/35	30,000	30,457
Brooklyn Park, MN, Charter School Lease Rev. (Athlos Leadership Academic Project), “A”, 5.5%, 7/01/40	30,000	30,019
Brooklyn Park, MN, Charter School Lease Rev. (Athlos Leadership Academic Project), “A”, 5.75%, 7/01/46	60,000	60,659
Minneapolis & St. Paul, MN, Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 12/01/38	31,211	31,234

		$172,648
Mississippi - 1.9%
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 4/01/22	$1,080,000	$1,114,776
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 11/01/37 (d)(q)	595,000	412,805
Mississippi State University, Educational Building Corp. Rev., 5%, 8/01/36	440,000	504,332
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 9/01/32	220,000	253,473
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 9/01/36	80,000	92,517
V Lakes Utility District, MS, Water Systems Rev., 7%, 7/15/37	275,000	275,283

		$2,653,186
Missouri - 0.3%
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/25	$65,000	$70,012
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/36	35,000	39,088
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/46	75,000	82,250
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/30	40,000	41,809
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/35	25,000	25,625
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/45	65,000	66,293
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “B-2”, 3.85%, 8/15/20	25,000	25,044

		$350,121
National - 1.1%
Charter Mac Equity Issuer Trust, FHLMC, 6%, 10/31/52 (n)	$1,000,000	$1,125,940
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.75%, 12/01/16 (z)	455,481	455,108

		$1,581,048
Nevada - 0.1%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/45	$150,000	$150,792

New Hampshire - 0.9%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	$585,000	$657,259
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/29 (Put Date 10/01/19)	100,000	101,182
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 6/01/21	530,000	533,010

		$1,291,451
New Jersey - 10.9%
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/31	$160,000	$175,427
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/32	65,000	70,864
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 1/01/37	980,000	980,000
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/31	950,000	1,137,521
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/34	30,000	30,920
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/44	65,000	67,209
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/30	80,000	88,730

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/35	$95,000	$103,411
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/48	35,000	37,367
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 11/15/26 (Prerefunded 11/15/16)	500,000	516,980
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 11/15/36 (Prerefunded 11/15/16)	500,000	516,980
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/27	40,000	46,152
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/28	40,000	44,574
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/31	125,000	139,970
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.375%, 1/01/43	255,000	283,453
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	425,000	448,872
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/23	365,000	403,800
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/29	515,000	564,023
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/30	105,000	118,678
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/30	535,000	604,614
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/46	395,000	443,174
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	1,790,000	1,815,024
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	3,405,000	2,902,728
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	3,355,000	2,878,489
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	3,015,000	798,945
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	35,000	8,868

		$15,226,773
New Mexico - 0.5%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/40	$500,000	$551,085
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 8/15/17	85,000	85,343

		$636,428
New York - 7.9%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/30	$135,000	$154,505
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 10/01/41	200,000	222,308
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/45	405,000	439,304
Build NYC Resource Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 4/15/43	100,000	101,915
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/35	280,000	301,504
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/47	360,000	372,323
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	370,000	430,018
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/34	65,000	73,204
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/40	165,000	182,348
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/45	80,000	87,880
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/35	115,000	129,372
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/30	190,000	215,990
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 5%, 12/01/40	100,000	106,313
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 6/15/41	685,000	794,319
New York Environmental Facilities, “C”, 5%, 5/15/41	945,000	1,060,214
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	540,000	574,047
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/40	395,000	430,649
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “3”, 7.25%, 11/15/44	220,000	265,830
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/49	545,000	613,436
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 8/01/31	385,000	399,530
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 1/15/39	440,000	488,308
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “DD”, 4.75%, 6/15/35	790,000	826,940
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	725,000	735,426
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/25	30,000	34,175
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/31	25,000	28,582
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/42	255,000	313,104

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - continued
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/36	$255,000	$301,043
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/42	290,000	340,921
Tobacco Settlement Asset Securitization Corporation, NY, “1”, 5%, 6/01/26	370,000	372,250
Ulster County, NY, Capital Resource Corp Rev. (Health Alliance Senior Living-Woodland Pond at New Paltz), “B”, 7%, 9/15/44	330,000	341,111
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/37	250,000	252,150

		$10,989,019
North Carolina - 1.6%
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2/01/38	$881,136	$904,521
New Hanover County, NC, Hospital Rev., AGM, 5.125%, 10/01/31	895,000	989,082
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/25	55,000	60,400
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/30	70,000	74,208
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/35	45,000	47,439
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/37	75,000	76,315
University of North Carolina, Greensboro, Rev., 5%, 4/01/39	110,000	126,119

		$2,278,084
Ohio - 5.5%
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 6/01/31	$175,000	$190,432
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6%, 6/01/42	230,000	205,737
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/47	2,495,000	2,233,175
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 6/01/47	1,800,000	1,732,410
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 11/01/40	590,000	689,698
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/40	130,000	153,612
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, OH, Inc.), 5%, 11/15/34	120,000	133,504
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, OH, Inc.), 5%, 11/15/44	195,000	214,176
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/42	760,000	892,080
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 5.625%, 8/15/29 (Prerefunded 8/15/18)	365,000	408,811
Lake County, OH, Hospital Facilities Rev., “C”, 5.625%, 8/15/29	70,000	76,897
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/29	35,000	38,356
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.75%, 12/01/32	300,000	332,757
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/35	95,000	99,028
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/43	120,000	124,118
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/43	140,000	152,033

		$7,676,824
Oklahoma - 1.1%
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/27	$155,000	$159,785
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/29	90,000	91,185
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/36	235,000	238,095
Oklahoma Development Finance Authority Continuing Care Retirement Community Rev. (Inverness Village), 5.75%, 1/01/37	305,000	317,642
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/45	55,000	59,677
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), 5%, 6/01/35 (Put Date 6/01/25)	105,000	119,221
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/35	175,000	190,918
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/35	385,000	420,020

		$1,596,543
Oregon - 0.7%
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 10/01/26 (n)	$650,000	$658,281
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/29	90,000	98,064

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Oregon - continued
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/30	$20,000	$23,244
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/36	90,000	102,173
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/40	110,000	118,956

		$1,000,718
Pennsylvania - 7.9%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 8/15/29	$440,000	$496,597
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/35	100,000	107,205
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/42	420,000	443,688
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/27	90,000	91,021
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/37	120,000	120,942
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/45	100,000	102,214
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/30	45,000	46,902
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/35	40,000	40,739
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/34	35,000	37,153
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/40	135,000	143,868
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/41	290,000	303,085
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/29 (Prerefunded 1/01/19)	625,000	716,513
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/29	70,000	79,172
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/39	40,000	41,971
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/46	20,000	20,900
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/30	25,000	27,093
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/35	35,000	37,254
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/27	50,000	60,134
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/35	15,000	17,131
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/43	1,135,000	1,280,927
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/37	955,000	395,790
Luzerne County, PA, “A”, AGM, 5%, 11/15/29	180,000	206,287
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 4/01/36	75,000	76,638
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 11/15/28	350,000	384,416
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/36	645,000	713,867
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/50	935,000	953,878
Moon Industrial Development Authority Rev. (Baptist Homes Society), 6.125%, 7/01/50	260,000	264,259
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/26	40,000	47,731
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/30	100,000	113,748
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/34	815,000	904,536
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	335,000	370,024
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/30	80,000	85,976
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 8/01/35	50,000	55,338
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/33	230,000	245,083
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	320,000	342,006
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/33	100,000	112,946
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/43	110,000	126,845
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	140,000	160,983
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	135,000	153,131
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 4/01/28	915,000	916,876
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/30	30,000	33,204
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/35	55,000	59,516

		$10,937,587

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Puerto Rico - 5.8%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/47	$70,000	$70,535
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.5%, 7/01/29	5,000	5,311
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/33	170,000	176,805
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/34	175,000	181,332
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/18	80,000	80,853
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/32	60,000	62,552
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/32	345,000	345,911
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/29	25,000	24,806
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/35	110,000	110,524
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/38	635,000	598,411
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/36	445,000	460,571
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/30	35,000	33,767
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/31	130,000	124,960
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, 5.5%, 7/01/25	50,000	50,615
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	140,000	145,957
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/21	30,000	31,263
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/25	50,000	52,513
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/16	30,000	30,308
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/35	310,000	319,136
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/27	30,000	30,200
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/27	235,000	240,067
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/31	165,000	154,402
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	15,000	15,137
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	10,000	10,325
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/33	15,000	14,260
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/22	140,000	144,169
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	15,000	15,000
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/19	550,000	550,429
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	15,000	15,323
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/19	65,000	66,948
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/22	35,000	35,446
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/32	25,000	25,261
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5%, 3/01/21	5,000	4,795
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/21	45,000	43,729
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/26	420,000	400,243
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/33	195,000	185,223
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	45,000	44,502
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	30,000	29,389
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	15,000	13,880
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	50,000	47,706
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	60,000	55,873
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/27	115,000	101,677
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/31	65,000	58,762

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	$75,000	$64,531
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/36	65,000	54,235
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	55,000	47,027
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	45,000	31,940
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	25,000	17,688
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/18	35,000	35,518
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/23	235,000	238,807
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/24	120,000	121,753
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/27	150,000	150,869
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/28	70,000	70,119
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/27	20,000	20,012
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/27	100,000	102,156
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/28	35,000	35,622
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/35 (Put Date 7/01/17)	390,000	397,020
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, ASSD GTY, 5%, 7/01/36	45,000	45,040
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 8/01/26	80,000	105,284
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 8/01/26	820,000	1,079,161
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	450,000	279,059
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/25	40,000	39,792

		$8,144,509
Rhode Island - 0.6%
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 5/15/39	$660,000	$763,904

South Carolina - 1.5%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	$525,000	$566,480
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/32	199,626	205,353
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/47	106,819	107,871
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	82,054	8,550
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	79,443	8,278
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/48	40,000	41,431
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/43	280,000	318,856
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/43	675,000	768,170

		$2,024,989
South Dakota - 0.3%
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/34	$235,000	$269,872
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/44	140,000	157,591

		$427,463
Tennessee - 4.4%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	$1,035,000	$1,160,980
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 7/01/31	1,120,000	1,135,579
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 9/01/36	1,085,000	1,104,921
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	1,710,000	1,993,604
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	270,000	318,784
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	165,000	199,084
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/25	240,000	280,394

		$6,193,346

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - 13.1%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/24	$305,000	$312,408
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 1/01/34	45,000	45,397
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/33	400,000	421,176
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/45	90,000	101,282
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/33	105,000	125,298
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/41	75,000	83,875
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/42	410,000	436,039
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/43	165,000	196,291
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/40	215,000	245,274
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/45	135,000	154,432
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	370,000	412,065
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	780,000	859,927
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 8/15/34	845,000	943,544
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/44	100,000	106,708
Gregg County, TX, Health Facilities Development Corp. Hospital Rev., (Good Shepherd Obligated Group), “A”, FRN, 4.207%, 10/01/29 (Put Date 3/01/17)	265,000	267,687
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/25	115,000	120,958
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/28	375,000	375,761
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/32	540,000	590,209
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 11/15/35	140,000	157,597
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/35 (Prerefunded 12/01/18)	205,000	241,363
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/31	110,000	126,115
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/32	20,000	22,717
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/33	40,000	45,304
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0, 11/15/41	70,000	22,724
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/46	175,000	43,955
Houston, TX, Airport System Rev., “B”, 5%, 7/01/26	175,000	206,064
Houston, TX, Airport System Rev., Special Facilities (Continental Airlines, Inc.), 6.5%, 7/15/30	445,000	517,005
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/20	115,000	122,980
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/24	310,000	345,873
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/29	595,000	645,593
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/30	175,000	188,423
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/31	150,000	167,747
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/23	335,000	335,332
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/39 (Prerefunded 8/15/19)	195,000	230,289
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2/15/37 (Prerefunded 2/15/17)	60,000	62,892
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/29	275,000	312,722
New Hope, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev (Wesleyan Homes, Inc. Project), 5.5%, 1/01/35	75,000	77,431
New Hope, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev (Wesleyan Homes, Inc. Project), 5.5%, 1/01/43	80,000	81,962
New Hope, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev (Wesleyan Homes, Inc. Project), 5.5%, 1/01/49	80,000	80,957
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/30	25,000	27,529
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/35	30,000	32,432
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/47	65,000	69,105
Newark, TX, Higher Education Authority Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/35	90,000	92,130
Newark, TX, Higher Education Finance Corp Authority Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/45	50,000	50,838
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	170,000	179,614
North Texas Tollway Authority Rev., 6%, 1/01/38	765,000	905,829
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 9/01/31	1,200,000	1,401,096
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 5/01/26	660,000	662,521
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.5%, 11/15/34	100,000	116,930

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.75%, 11/15/44	$185,000	$217,406
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 8%, 11/15/49	135,000	160,673
San Jacinto, TX, Community College District, 5.125%, 2/15/38	430,000	464,086
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 11/15/29	550,000	608,075
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 11/15/44	415,000	458,135
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/35	55,000	57,803
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/40	60,000	62,001
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/20	150,000	151,509
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 11/15/44	770,000	777,223
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/44	60,000	64,323
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/49	35,000	37,417
Tarrant Cultural Education Facilities Finance Corp. Retirement Facility (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/30	155,000	171,704
Tarrant Cultural Education Facilities Finance Corp. Retirement Facility (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/36	290,000	304,813
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	150,000	166,373
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	170,000	213,058
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	135,000	166,246
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 8/15/30	195,000	227,442
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/36	345,000	148,830
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	130,000	150,173
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	195,000	223,636

		$18,202,326
U.S. Virgin Islands - 0.2%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	$205,000	$230,340

Utah - 0.1%
Utah Charter School Finance Authority Rev. (Spectrum Academy), 6%, 4/15/45	$130,000	$135,672

Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/24	$10,000	$11,870
Burlington, VT, Airport Rev., “A”, 4%, 7/01/28	90,000	93,480
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/30	15,000	17,270
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/36 (Put Date 4/02/18)	170,000	171,319

		$293,939
Virginia - 2.1%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	$410,000	$444,563
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5%, 1/01/46	55,000	54,158
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/46	130,000	132,717
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.4%, 3/01/45	100,000	103,436
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/30	175,000	189,768
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/35	175,000	186,142
Virginia Small Business Financing Authority Hospital Rev. (Wellmont Health Project), “A”, 5.25%, 9/01/37	470,000	489,477
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	470,000	543,687
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	755,000	836,517

		$2,980,465

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Washington - 4.2%
King County, WA, Sewer Rev., 5%, 1/01/40	$1,395,000	$1,570,240
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 10/01/36	1,095,000	1,233,014
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 12/01/32	90,000	95,357
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 8/15/39	440,000	517,044
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 10/01/33	1,105,000	1,277,281
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/34	280,000	313,415
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “A”, 7%, 7/01/50	165,000	170,922
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-2”, 4.875%, 1/01/22	115,000	115,644
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-3”, 4.375%, 1/01/21	115,000	116,714
Washington Housing Finance Community Nonprofit Housing Rev. (Rockwood Retirement Communities), 5.125%, 1/01/20	400,000	400,276

		$5,809,907
West Virginia - 0.2%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/29	$40,000	$47,006
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/30	80,000	93,513
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 6/01/34	125,000	127,565

		$268,084
Wisconsin - 4.7%
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 5/01/33	$660,000	$755,865
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/26	200,000	229,802
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/28	60,000	68,360
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 5/01/31 (Prerefunded 5/01/21)	725,000	885,776
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 5/01/41 (Prerefunded 5/01/21)	490,000	610,952
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/45	30,000	32,104
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/37	20,000	21,535
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 8/15/34	935,000	950,343
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/30	55,000	55,477
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/35	55,000	55,392
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.5%, 3/01/45	150,000	150,633
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 4%, 9/01/20	35,000	36,440
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/25	30,000	32,279
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/30	50,000	51,537
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/38	60,000	60,704
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/35	150,000	154,701
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/29	110,000	114,479
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/34	100,000	106,024
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/44	95,000	101,740
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/49	115,000	124,723
Wisconsin Public Finance Authority Student Housing Rev., (Western Carolina University Project), 5.25%, 7/01/47	190,000	199,862
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	135,000	147,621
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/28	1,445,000	1,587,578
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/42	75,000	78,731

		$6,612,658
Total Municipal Bonds		$209,944,493

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	1,253,098	$1,253,098
Total Investments		$211,197,591

Other Assets, Less Liabilities - 2.3%		3,158,730

ARPS, at liquidation value (issued by the fund) - (2.8)%		(3,900,000)

VMTPS, at liquidation value (issued by the fund) - (51.0)%		(71,100,000)
Net assets applicable to common shares - 100.0%		$139,356,321

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,797,230, representing 2.0% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.75%, 12/01/16	10/17/01-1/14/02	$455,481	$455,108
% of Net assets applicable to common shares			0.3%

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 2/29/16

Futures Contracts at 2/29/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	188	$24,536,938	June - 2016	$21,349
U.S. Treasury Bond 30 yr (Short)	USD	15	2,467,969	June - 2016	22,796

					$44,145

At February 29, 2016, the fund had cash collateral of $313,800 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/29/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$209,944,493	$—	$209,944,493
Mutual Funds	1,253,098	—	—	1,253,098
Total Investments	$1,253,098	$209,944,493	$—	$211,197,591

Other Financial Instruments
Futures Contracts	$44,145	$—	$—	$44,145

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$192,567,771
Gross unrealized appreciation	20,219,818
Gross unrealized depreciation	(1,589,998)
Net unrealized appreciation (depreciation)	$18,629,820

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,175,640	13,346,726	(13,269,268)	1,253,098

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,112	$1,253,098

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH YIELD MUNICIPAL TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: April 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: April 15, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 15, 2016

*	Print name and title of each signing officer under his or her signature.